Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value through Other Comprehensive Income (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of financial assets [line items]
Current	$ 154,530.8		$ 122,998.5
Noncurrent	7,208.7	$ 235.4	6,159.2
Investment in equity and debt instruments at FVTOCI	161,739.5		129,157.7
Debt securities [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	149,802.9		122,720.6
Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	79,605.5		66,116.2
Debt securities [member] | Agency mortgage-backed securities [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	37,959.7		28,367.9
Debt securities [member] | Government bonds/Agency bonds [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	22,338.9		18,961.8
Debt securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	9,898.8		9,274.7
Equity instruments [member]
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	11,936.6		6,437.1
Equity instruments [member] | Non-publicly traded stocks [member]
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	7,208.7		6,159.2
Equity instruments [member] | Publicly traded stocks [member]
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	$ 4,727.9		$ 277.9